SP FUNDS DOW JONES GLOBAL SUKUK ETF

Schedule of Investments at February 28, 2023 (Unaudited)

	Prinicipal Amount	Value
Corporate Sukuk - 44.9%
Airlines - 0.5%
Unity 1 Sukuk Ltd.
2.394% , 11/03/2025	$500,000	$461,746

Banks - 16.9%
AUB Sukuk Ltd.
2.615% , 09/09/2026	600,000	543,157
Boubyan Sukuk Ltd.
2.593% , 02/18/2025	600,000	571,338
3.389% , 03/29/2027	600,000	569,339
DIB Sukuk Ltd.
2.950% , 02/20/2025	800,000	765,304
2.950% , 01/16/2026	1,200,000	1,131,899
1.959% , 06/22/2026	800,000	725,461
2.740% , 02/16/2027	800,000	736,580
5.493% , 11/30/2027	800,000	816,992
EI Sukuk Co. Ltd.
1.827% , 09/23/2025	600,000	554,271
2.082% , 11/02/2026	600,000	538,965
Fab Sukuk Co. Ltd.
1.411% , 01/14/2026	600,000	546,106
2.591% , 03/02/2027	600,000	554,400
4.581% , 01/17/2028	400,000	397,496
FAB Sukuk Co. Ltd.
2.500% , 01/21/2025	600,000	573,283
MAR Sukuk Ltd.
3.025% , 11/13/2024	600,000	580,475
2.210% , 09/02/2025	800,000	747,840
QIB Sukuk Ltd.
3.982% , 03/26/2024	1,000,000	986,400
6.184% (3 Month LIBOR USD + 1.350%), 02/07/2025 (1)	800,000	802,960
1.950% , 10/27/2025	800,000	740,214
QIIB Senior Sukuk Ltd.
4.264% , 03/05/2024	800,000	790,923
SIB Sukuk Co. III Ltd.
2.850% , 06/23/2025	400,000	379,180
SNB Sukuk Ltd.
2.342% , 01/19/2027	600,000	551,537
Warba Sukuk Ltd.
2.982% , 09/24/2024	600,000	580,186
		15,184,306
Chemicals - 0.7%
Equate Sukuk SPC Ltd.
3.944% , 02/21/2024	600,000	589,407

Commercial Services - 2.5%
D.P. World Crescent Ltd.
4.848% , 09/26/2028	1,000,000	986,880
3.875% , 07/18/2029	800,000	749,165
3.750% , 01/30/2030	600,000	557,313
		2,293,358
Diversified Financial Services - 0.9%
DAE Sukuk Difc Ltd.
3.750% , 02/15/2026	800,000	765,050

Electric - 8.2%
Saudi Electricity Global Sukuk Co. 2
5.060% , 04/08/2043	1,000,000	979,740
Saudi Electricity Global Sukuk Co. 3
4.000% , 04/08/2024	1,400,000	1,378,333
5.500% , 04/08/2044	1,000,000	1,033,740
Saudi Electricity Global Sukuk Co. 4
4.723% , 09/27/2028	1,000,000	1,010,966
Saudi Electricity Global Sukuk Co. 5
1.740% , 09/17/2025	600,000	556,664
2.413% , 09/17/2030	600,000	520,290
Tabreed Sukuk SPC Ltd.
5.500% , 10/31/2025	600,000	603,439
TNB Global Ventures Capital Bhd.
3.244% , 10/19/2026	800,000	737,660
4.851% , 11/01/2028	600,000	584,223
		7,405,055
Food - 0.7%
Almarai Sukuk Ltd.
4.311% , 03/05/2024	600,000	594,192

Investment Companies - 0.4%
Senaat Sukuk Ltd.
4.760% , 12/05/2025	400,000	398,256

Oil & Gas - 4.7%
SA Global Sukuk Ltd.
0.946% , 06/17/2024	800,000	756,356
1.602% , 06/17/2026	1,600,000	1,444,035
2.694% , 06/17/2031	2,400,000	2,053,560
		4,253,951
Real Estate - 7.1%
Aldar Sukuk Ltd.
4.750% , 09/29/2025	600,000	592,404
Aldar Sukuk No. 2 Ltd.
3.875% , 10/22/2029	600,000	559,834
DIFC Sukuk Ltd.
4.325% , 11/12/2024	600,000	592,008
Emaar Sukuk Ltd.
3.635% , 09/15/2026	800,000	762,068
3.875% , 09/17/2029	600,000	568,198
3.700% , 07/06/2031	400,000	368,766
EMG Sukuk Ltd.
4.564% , 06/18/2024	600,000	593,252
ESIC Sukuk Ltd.
3.939% , 07/30/2024	600,000	582,698
MAF Sukuk Ltd.
4.500% , 11/03/2025	600,000	590,885
4.638% , 05/14/2029	600,000	589,074
3.933% , 02/28/2030	600,000	565,386
		6,364,573
Telecommunications - 2.3%
Axiata SPV2 Bhd.
4.357% , 03/24/2026	600,000	582,354
2.163% , 08/19/2030	400,000	330,245
Saudi Telecom Co.
3.890% , 05/13/2029	1,200,000	1,153,668
		2,066,267
Total Corporate Sukuk
(Cost $42,376,603)		40,376,161

Foreign Government Sukuk - 53.6%
Multi-National - 11.4%
ICDPS Sukuk Ltd.
1.810% , 10/15/2025	600,000	549,750
IDB Trust Services Ltd.
2.843% , 04/25/2024	1,400,000	1,357,125
1.957% , 10/02/2024	1,200,000	1,137,967
1.809% , 02/26/2025	1,600,000	1,503,288
0.908% , 06/25/2025	800,000	726,462
IsDB Trust Services No. 2 SARL
1.262% , 03/31/2026	2,200,000	1,974,333
1.435% , 10/21/2026	1,127,000	1,003,030
3.213% , 04/28/2027	1,000,000	947,915
4.747% , 10/27/2027	1,000,000	1,007,154
		10,207,024
Sovereign - 42.2%
Hong Kong Sukuk 2017 Ltd.
3.132% , 02/28/2027	1,000,000	950,450
KSA Sukuk Ltd.
3.628% , 04/20/2027	3,600,000	3,450,330
5.268% , 10/25/2028	2,200,000	2,261,974
4.303% , 01/19/2029	1,600,000	1,571,677
2.969% , 10/29/2029	2,200,000	1,987,022
2.250% , 05/17/2031	1,800,000	1,513,935
Malaysia Sovereign Sukuk Bhd.
3.043% , 04/22/2025 (2)	1,000,000	963,104
4.236% , 04/22/2045	500,000	464,000
Malaysia Sukuk Global Bhd.
3.179% , 04/27/2026	850,000	812,438
4.080% , 04/27/2046	450,000	406,985
Malaysia Wakala Sukuk Bhd
2.070% , 04/28/2031	650,000	553,013
3.075% , 04/28/2051	450,000	335,517
Perusahaan Penerbit SBSN Indonesia III
3.900% , 08/20/2024	800,000	789,860
4.350% , 09/10/2024	1,400,000	1,395,450
4.325% , 05/28/2025	1,700,000	1,684,275
2.300% , 06/23/2025	800,000	754,430
4.550% , 03/29/2026	1,600,000	1,589,302
1.500% , 06/09/2026	1,000,000	903,986
4.150% , 03/29/2027	1,800,000	1,757,250
4.400% , 06/06/2027	1,400,000	1,373,167
4.400% , 03/01/2028	1,600,000	1,574,000
4.450% , 02/20/2029	1,100,000	1,080,572
2.800% , 06/23/2030	800,000	702,200
2.550% , 06/09/2031	800,000	681,800
4.700% , 06/06/2032	1,200,000	1,178,907
3.800% , 06/23/2050	800,000	623,543
3.550% , 06/09/2051	600,000	451,946
RAK Capital
3.094% , 03/31/2025	800,000	772,441
Sharjah Sukuk Ltd.
3.764% , 09/17/2024	800,000	784,000
Sharjah Sukuk Program Ltd.
3.854% , 04/03/2026	1,000,000	955,394
2.942% , 06/10/2027	1,000,000	903,500
4.226% , 03/14/2028	1,000,000	947,085
3.234% , 10/23/2029	840,000	743,382
3.886% , 04/04/2030	600,000	541,949
3.200% , 07/13/2031	600,000	511,456
		37,970,340
Total Foreign Government Sukuk
(Cost $51,078,572)		48,177,364

Total Investments in Securities - 98.5%
(Cost $93,455,175)		88,553,525
Other Assets in Excess of Liabilities - 1.5%		1,360,700
Total Net Assets - 100.0%		$89,914,225

LIBOR London Interbank Offered Rate
(1)	Variable rate security; rate shown is the rate in effect on February 28, 2023. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.
(2)	Non-income producing security.

			Percentage
			of Total
	Portfolio Diversification	Value	Investments
	Cayman Islands	$47,526,306	53.7%
	Indonesia	11,950,882	13.5
	United States	5,478,336	6.2
	Luxembourg	4,932,432	5.6
	Malaysia	4,881,009	5.5
	Jersey	4,724,842	5.3
	United Arab Emirates	4,123,262	4.6
	Saudi Arabia	3,986,006	4.5
	Hong Kong	950,450	1.1
		$88,553,525	100.0%

Summary of Fair Value Exposure at February 28, 2023 (Unaudited)

The SP Funds Dow Jones Global Sukuk ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Sukuk (1)	$-	$40,376,161	$-	$40,376,161
Foreign Government Sukuk (2)	-	48,177,364	-	48,177,364
Total Investments in Securities	$-	$88,553,525	$-	$88,553,525

(1) See Schedule of Investments for industry breakout.
(2) See Schedule of Investments for the security type breakout.